Right-of-Use Assets and Operating Lease Liabilities	12 Months Ended
Nov. 30, 2025
Right-of-Use Assets and Operating Lease Liabilities [Abstract]
RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES
7.	RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES

The principal place of business is situated at Unit 1203C, 12th Floor, Tower 1, Admiralty Centre, 18 Harcourt Road, Admiralty, Hong Kong, where the Company leases office space of approximately 1,040 square feet. The lease has a fixed term of two years, commencing on March 15, 2025 and expiring on March 14, 2027, at a monthly rent of HK$42,640.00 (exclusive of rates and management fees). The lease provides a rent-free period from March 15, 2025 to March 31, 2025, during which the Tenant is still required to pay all other outgoing charges. In addition to the exclusive office space, the Company is entitled to use in common with the Landlord and other tenants the common facilities of the building, including the lavatories, common entrances, entrance hall, staircases, landings, lifts and central air-conditioning service (in so far as the same are in operation). Prior to this lease, the Company’s principal executive office was located at Unit 2803, Level 28, Admiralty Centre, Tower 1, 18 Harcourt Road, Admiralty, Hong Kong, under a sub-lease which expired on March 31, 2025.

In addition, the Company renewed its lease for office premises located at Room 3009E, 4th Tower, Excellence Century Center, Futian District, Shenzhen, the People’s Republic of China, effective from October 10, 2025 on a continuing basis, subject to a 60-day prior written notice for termination. As the remaining lease term during the audit period was less than twelve months, this lease was not recognized as a right-of-use asset and lease liability.

Description of lease	Lease term
Office at Unit 1203C, 12th Floor, Tower 1, Admiralty Centre, 18 Harcourt Road, Hong Kong	From March 15, 2025 through March 14, 2027.

(a) Amounts recognized in the consolidated balance sheet:

	As of November 30,
	2024	2025	2025
	HK$	HK$	US$
Right-of-use assets	353,218	666,475	85,588

Operating lease liabilities
Current	293,792	499,296	64,119
Non-current	—	167,179	21,469
	293,792	666,475	85,588

(b) A summary of lease cost recognized in the Group’s consolidated statements of income and supplemental cash flow information related to operating leases is as follows:

	For the Years Ended November 30,
	2023	2024	2025
	HK$	HK$	HK$	US$
Amortization charge of right-of-use assets	727,315	828,723	511,680	65,710
Interest of lease liabilities	35,832	23,531	12,384	1,590
Cash paid for operating leases	757,329	887,040	360,300	46,269
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	1,750,851	—	372,684	47,860
Termination of operating lease right-of-use assets and operating lease liabilities	128,418	—	0	0

(c) The following table shows the remaining contractual maturities of the Group’s operating lease liabilities as of November 30, 2025:

	Twelve months ended
	November 30,
	HK$	US$
2025
Total future lease payments	679,494	87,260
Less: imputed interest	(13,019)	(1,672)
Present value of lease obligation	666,475	85,588

The weighted-average remaining lease terms were 1.4 and 0.4 years as of November 30, 2025 and 2026, respectively. The incremental borrowing rate used to determine the operating lease liability as of November 30, 2025 were 3.125%.